Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38146
Entity Registrant Name	ZK INTERNATIONAL GROUP CO., LTD.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	ZKIN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001687451
Current Fiscal Year End Date	--09-30
Auditor Firm ID	6901
Auditor Name	Fortune CPA, Inc
Auditor Location	Orange, CA
Entity Common Stock, Shares Outstanding	32,992,740
Business Contact
Document Information
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Contact Personnel Name	Di Chen
City Area Code	577
Local Phone Number	86852999
Contact Personnel Email Address	zjzk@cn-zk.cn